Schedule of Investments (unaudited)
June 30, 2026
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 Franklin Short Duration U.S. Government ETF

(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
U.S. Government & Agency Obligations — 48.0%
U.S. Government Agencies — 0.3%
Export-Import Bank of the United States, Secured Notes	2.628%	11/12/26	$144,208	$143,537
United States International Development Finance Corp., Senior Notes	4.010%	5/15/30	777,500	765,275
Total U.S. Government Agencies				908,812
U.S. Government Obligations — 47.7%
U.S. Treasury Notes	4.125%	10/31/26	15,000,000	15,009,674
U.S. Treasury Notes	4.250%	11/30/26	5,000,000	5,007,115
U.S. Treasury Notes	4.250%	12/31/26	20,000,000	20,027,539
U.S. Treasury Notes	4.125%	1/31/27	10,000,000	10,006,808
U.S. Treasury Notes	4.125%	2/28/27	10,000,000	10,007,381
U.S. Treasury Notes	4.500%	4/15/27	13,000,000	13,048,105
U.S. Treasury Notes	3.875%	5/31/27	10,000,000	9,980,264
U.S. Treasury Notes	4.375%	7/15/27	10,000,000	10,025,997
U.S. Treasury Notes	4.125%	9/30/27	10,000,000	9,998,047
U.S. Treasury Notes	4.000%	12/15/27	10,000,000	9,977,734
U.S. Treasury Notes	3.875%	12/31/27	7,000,000	6,971,016
U.S. Treasury Notes	4.250%	1/15/28	10,000,000	10,011,719
U.S. Treasury Notes	4.125%	7/31/28	10,000,000	9,993,750
Total U.S. Government Obligations				140,065,149

Total U.S. Government & Agency Obligations (Cost — $141,415,065)				140,973,961
Mortgage-Backed Securities — 31.9%
FHLMC — 10.9%
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	3/1/49	615,886	585,074
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	12/1/54- 10/1/55	18,840,472	18,926,226
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	6/1/55- 10/1/55	9,259,326	9,478,426
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.347%)	5.536%	3/1/35	51,942	53,160 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.475%)	5.903%	8/1/34	37,780	38,639 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.520%)	5.749%	4/1/36	26,987	27,719 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.537%)	5.874%	2/1/36	13,990	14,198 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.609%)	6.314%	9/1/36	374	382 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.621%)	5.936%	6/1/37	21,758	22,277 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.625%)	6.040%	12/1/36	18,078	18,670 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.625%)	5.914%	1/1/37	2,874	2,963 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.654%)	6.118%	1/1/36	3,999	4,123 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.658%)	5.957%	12/1/35	46,035	46,884 (a)
See Notes to Schedule of Investments.

Franklin Short Duration U.S. Government ETF 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

FHLMC — continued
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.660%)	5.963%	1/1/38	$13,632	$14,007 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.733%)	6.358%	10/1/36	2,673	2,739 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.738%)	5.899%	4/1/37	11,275	11,532 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.740%)	6.058%	1/1/37	1,238	1,267 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.750%)	5.944%	4/1/34	2,084	2,117 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.750%)	5.989%	3/1/35	42,445	43,262 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.751%)	6.216%	1/1/42	36,269	37,594 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.761%)	5.886%	5/1/35	432	442 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.773%)	6.146%	9/1/37	190,171	197,769 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.779%)	6.300%	5/1/35	68,613	71,117 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.779%)	6.207%	5/1/42	161,717	167,421 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.796%)	6.084%	3/1/35	14,066	14,548 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.817%)	6.232%	9/1/35	21,660	22,065 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.819%)	6.362%	7/1/43	461,107	479,532 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.843%)	6.213%	11/1/42	166,276	173,090 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.847%)	6.596%	9/1/36	2,437	2,501 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.861%)	6.544%	8/1/36	711	730 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.863%)	6.324%	7/1/35	1,660	1,699 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.867%)	6.537%	1/1/36	6,746	6,899 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.870%)	6.600%	9/1/36	15,430	15,928 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.881%)	6.435%	3/1/36	94,488	97,622 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.895%)	6.434%	1/1/36	1,906	1,958 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.958%)	6.267%	9/1/36	7,971	8,170 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.980%)	6.193%	6/1/37	499	511 (a)
See Notes to Schedule of Investments.

Franklin Short Duration U.S. Government ETF 2026 Quarterly Report

 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

FHLMC — continued
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 2.070%)	6.320%	3/1/36	$1,375	$1,416 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 1.695%)	5.234%	7/1/29	7,294	7,289 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 1.975%)	5.922%	7/1/33	9,650	9,815 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 1.975%)	5.975%	8/1/33	2,941	2,982 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.219%)	6.280%	10/1/33	38,635	39,664 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.225%)	6.298%	10/1/33	5,271	5,393 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.225%)	6.118%	11/1/33	42,586	43,652 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.225%)	6.143%	1/1/35	2,687	2,754 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.233%)	5.946%	7/1/37	12,270	12,527 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.236%)	5.933%	1/1/38	212,091	219,449 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.245%)	6.281%	10/1/35	27,569	28,754 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.245%)	5.935%	1/1/36	4,413	4,598 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.248%)	5.887%	6/1/37	30,256	31,007 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.249%)	5.916%	11/1/36	4,545	4,677 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.250%)	6.375%	9/1/33	1,392	1,423 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.250%)	5.997%	11/1/33	5,538	5,665 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.250%)	6.125%	11/1/33	5,748	5,873 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.250%)	6.250%	7/1/34- 7/1/36	54,435	56,154 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.250%)	5.875%	11/1/34- 2/1/35	19,113	19,724 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.250%)	5.892%	11/1/34	10,233	10,534 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.250%)	5.913%	10/1/38	16,828	17,186 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.251%)	6.068%	7/1/35	98,343	101,842 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.251%)	5.876%	2/1/36	14,668	15,279 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.265%)	6.050%	9/1/36	444,441	461,168 (a)
See Notes to Schedule of Investments.

Franklin Short Duration U.S. Government ETF 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

FHLMC — continued
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.276%)	5.895%	6/1/34	$7,858	$8,004 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.315%)	6.078%	3/1/35	3,364	3,494 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.315%)	6.109%	5/1/36	397,419	414,334 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.324%)	6.013%	9/1/29	14,432	14,496 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.350%)	6.146%	1/1/37	6,617	6,770 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.357%)	6.354%	1/1/28	72	72 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.409%)	6.284%	11/1/33	11,643	11,933 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.500%)	6.333%	12/1/35	63,236	65,885 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.786%)	6.273%	1/1/29	112	112 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.871%)	6.583%	10/1/29	791	795 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 2.290%)	6.540%	9/1/30	55	56 (a)
Total FHLMC				32,228,037
FNMA — 14.3%
Federal National Mortgage Association (FNMA)	3.500%	8/1/26- 5/1/31	17,737	17,620
Federal National Mortgage Association (FNMA)	5.500%	3/1/53- 11/1/54	6,244,195	6,306,849
Federal National Mortgage Association (FNMA)	6.000%	7/1/53- 8/1/55	12,154,754	12,454,140
Federal National Mortgage Association (FNMA)	5.000%	12/1/54	4,383,330	4,320,237
Federal National Mortgage Association (FNMA)	5.500%	8/1/56	14,000,000	14,026,140 (b)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.314%)	6.065%	10/1/34	9,172	9,286 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.345%)	5.920%	6/1/35	25,317	25,713 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.365%)	6.095%	10/1/35	2,493	2,539 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.445%)	5.780%	1/1/35	23,245	23,634 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.476%)	6.113%	2/1/36	9,884	10,185 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.501%)	6.244%	12/1/33	276	280 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.515%)	6.148%	7/1/35	3,333	3,400 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.536%)	5.802%	1/1/35	10,687	10,992 (a)
See Notes to Schedule of Investments.

Franklin Short Duration U.S. Government ETF 2026 Quarterly Report

 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

FNMA — continued
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.552%)	5.802%	3/1/34	$33,474	$34,202 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.552%)	5.852%	1/1/35	5,260	5,405 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.565%)	5.690%	4/1/33	3,707	3,758 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.595%)	5.970%	1/1/33	8,211	8,334 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.604%)	6.034%	1/1/38	25,541	26,322 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.607%)	5.925%	12/1/34	3,635	3,711 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.617%)	5.907%	12/1/34	1,477	1,519 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.620%)	5.870%	2/1/35	3,373	3,476 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.625%)	5.875%	2/1/35- 3/1/35	4,420	4,492 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.625%)	6.056%	11/1/35	54,680	56,200 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.627%)	5.934%	7/1/36	14,882	15,192 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.629%)	5.927%	1/1/35	3,581	3,658 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.632%)	5.822%	5/1/35	7,414	7,642 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.639%)	6.252%	12/1/34	38,746	39,448 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.640%)	5.962%	4/1/40	83,246	85,131 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.641%)	6.092%	8/1/38	70,228	71,844 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.643%)	6.018%	12/1/32	628	640 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.650%)	6.183%	11/1/34	2,742	2,822 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.659%)	6.007%	9/1/37	48,662	50,240 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.663%)	6.124%	7/1/35	13,538	13,823 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.666%)	6.177%	3/1/42	91,185	93,549 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.667%)	6.099%	11/1/36	8,313	8,497 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.679%)	6.002%	1/1/35	19,276	19,808 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.688%)	6.238%	8/1/37	24,786	25,351 (a)
See Notes to Schedule of Investments.

Franklin Short Duration U.S. Government ETF 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

FNMA — continued
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.690%)	5.975%	12/1/39	$11,049	$11,496 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.699%)	5.970%	3/1/35	707	723 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.710%)	6.220%	11/1/36	38,047	38,857 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.712%)	6.212%	7/1/35	1,778	1,821 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.720%)	6.001%	1/1/37	15,894	16,333 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.726%)	6.290%	9/1/37	182,026	188,009 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.726%)	6.158%	7/1/42	542,207	562,546 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.729%)	6.224%	5/1/38	369,434	383,279 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.730%)	6.278%	6/1/35	4,501	4,612 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.744%)	5.961%	10/1/34	1,803	1,836 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.750%)	6.250%	10/1/33	13,664	13,920 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.750%)	5.909%	3/1/35	8,792	8,986 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.750%)	6.280%	9/1/35	36,050	36,879 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.765%)	6.015%	5/1/35	33,395	34,182 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.770%)	6.238%	8/1/44	710,621	744,555 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.777%)	6.163%	3/1/36	4,784	4,909 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.791%)	6.402%	5/1/37	34,498	35,412 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.798%)	6.317%	9/1/42	307,721	319,749 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.810%)	6.419%	10/1/40	163,116	169,482 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.811%)	6.225%	1/1/41	73,382	76,498 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.812%)	6.474%	9/1/40	24,736	25,754 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.820%)	6.070%	12/1/35	9,604	9,942 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.838%)	6.054%	5/1/35	24,243	25,005 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.844%)	6.594%	9/1/37	233	241 (a)
See Notes to Schedule of Investments.

Franklin Short Duration U.S. Government ETF 2026 Quarterly Report

 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

FNMA — continued
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.848%)	6.223%	6/1/36	$4,586	$4,713 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.856%)	6.453%	8/1/36	22,992	23,633 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.970%)	6.381%	8/1/37	11,727	12,133 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 2.377%)	6.678%	3/1/36	7,352	7,675 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 1.999%)	5.624%	12/1/34	2,552	2,607 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.002%)	6.127%	9/1/34	3,073	3,134 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.026%)	5.819%	2/1/37	8,239	8,365 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.046%)	5.671%	12/1/33	27,616	28,162 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.075%)	5.700%	3/1/33	14,580	14,827 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.099%)	5.908%	4/1/40	12,427	12,689 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.135%)	5.875%	5/1/36	12,578	12,894 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.155%)	5.780%	1/1/33	5,615	5,725 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.158%)	5.920%	12/1/37	9,715	10,126 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.164%)	6.264%	9/1/35	32,568	33,531 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.166%)	6.023%	9/1/33	775	783 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.174%)	6.172%	10/1/34	24,486	25,175 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.185%)	5.749%	5/1/36	5,748	5,894 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.191%)	6.046%	9/1/39	16,963	17,419 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.193%)	5.818%	2/1/35	11,494	11,796 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.203%)	5.984%	12/1/40	15,530	15,882 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.210%)	5.835%	12/1/34	22,389	23,294 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.214%)	5.770%	9/1/39	88	89 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.215%)	6.340%	8/1/29	20	20 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.223%)	5.848%	6/1/35	10,550	10,830 (a)
See Notes to Schedule of Investments.

Franklin Short Duration U.S. Government ETF 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

FNMA — continued
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.223%)	6.024%	12/1/40	$244,075	$250,820 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.230%)	6.230%	7/1/35	12,267	12,548 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.240%)	5.930%	7/1/38	61,598	63,062 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.242%)	6.079%	12/1/40	76,908	79,823 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.250%)	6.157%	3/1/38	1,885	1,924 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.256%)	6.043%	8/1/39	1,129	1,152 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.260%)	6.122%	4/1/34	16,841	17,214 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.268%)	6.393%	11/1/34	1,163	1,192 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.275%)	6.377%	10/1/33	617	641 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.284%)	6.284%	9/1/35	15,608	16,007 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.290%)	5.915%	5/1/33	12,539	12,869 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.297%)	6.076%	8/1/36	34,581	35,940 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.303%)	6.428%	10/1/34	5,178	5,342 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.319%)	6.233%	7/1/33	25	25 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.320%)	6.445%	7/1/28	41	41 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.442%)	6.131%	5/1/35	4,981	5,147 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.464%)	6.275%	1/1/32	176	179 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 3.258%)	7.258%	12/1/30	23	24 (a)
Federal National Mortgage Association (FNMA) (12 mo. Moving Treasury Average + 1.400%)	5.167%	6/1/40- 11/1/40	10,877	11,017 (a)
Federal National Mortgage Association (FNMA) (12 mo. Moving Treasury Average + 1.612%)	5.378%	11/1/35	4,513	4,580 (a)
Federal National Mortgage Association (FNMA) (12 mo. Moving Treasury Average + 1.665%)	5.390%	11/1/35	12,458	12,632 (a)
Federal National Mortgage Association (FNMA) (12 mo. Moving Treasury Average + 1.794%)	5.649%	11/1/35	6,320	6,425 (a)
Federal National Mortgage Association (FNMA) (12 mo. Moving Treasury Average + 1.826%)	5.608%	11/1/35	8,018	8,167 (a)
Federal National Mortgage Association (FNMA) (12 mo. Moving Treasury Average + 1.838%)	5.626%	11/1/35	4,463	4,523 (a)
See Notes to Schedule of Investments.

Franklin Short Duration U.S. Government ETF 2026 Quarterly Report

 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

FNMA — continued
Federal National Mortgage Association (FNMA) (12 mo. Moving Treasury Average + 1.851%)	5.649%	11/1/35	$41,684	$42,003 (a)
Federal National Mortgage Association (FNMA) (12 mo. Moving Treasury Average + 1.908%)	5.697%	11/1/35	17,040	17,298 (a)
Federal National Mortgage Association (FNMA) (12 mo. Moving Treasury Average + 1.922%)	5.722%	10/1/35	34,406	34,744 (a)
Federal National Mortgage Association (FNMA) (12 mo. Moving Treasury Average + 1.991%)	5.772%	11/1/35	10,457	10,622 (a)
Federal National Mortgage Association (FNMA) (12 mo. Moving Treasury Average + 2.006%)	5.807%	11/1/35	5,742	5,807 (a)
Federal National Mortgage Association (FNMA) (12 mo. Moving Treasury Average + 2.025%)	5.799%	11/1/35	52,386	53,735 (a)
Federal National Mortgage Association (FNMA) (12 mo. Moving Treasury Average + 2.105%)	5.894%	10/1/35	95,837	98,370 (a)
Federal National Mortgage Association (FNMA) (12 mo. Moving Treasury Average + 2.222%)	5.974%	10/1/36	16,520	17,012 (a)
Federal National Mortgage Association (FNMA) (12 mo. Moving Treasury Average + 2.246%)	6.046%	5/1/36	22,635	23,343 (a)
Federal National Mortgage Association (FNMA) (12 mo. Moving Treasury Average + 2.259%)	6.052%	9/1/36	12,172	12,604 (a)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 0.845%)	4.845%	11/1/33	123	122 (a)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.174%)	5.280%	3/1/28	147	147 (a)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.301%)	5.343%	9/1/27	129	129 (a)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.355%)	5.480%	5/1/32	308	311 (a)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.355%)	5.355%	9/1/33	35	35 (a)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.413%)	5.485%	8/1/33	1,217	1,239 (a)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.430%)	5.477%	2/1/36	64,252	65,277 (a)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.494%)	5.520%	3/1/35	20,645	21,023 (a)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.494%)	5.494%	4/1/36	1,212	1,232 (a)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.497%)	5.550%	5/1/36	5,286	5,413 (a)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.498%)	5.571%	11/1/35	1,858	1,893 (a)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.510%)	5.593%	2/1/33	22,721	22,996 (a)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.520%)	5.620%	1/1/35	933	969 (a)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.550%)	5.675%	5/1/33- 5/1/35	2,434	2,470 (a)
See Notes to Schedule of Investments.

Franklin Short Duration U.S. Government ETF 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

FNMA — continued
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.550%)	5.570%	3/1/34	$1,382	$1,415 (a)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.550%)	5.550%	3/1/36	1,037	1,075 (a)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.550%)	5.564%	4/1/36	2,361	2,412 (a)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.565%)	5.721%	6/1/35	4,525	4,657 (a)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.565%)	5.763%	7/1/35	2,247	2,290 (a)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.570%)	5.570%	11/1/35	168,979	175,029 (a)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.600%)	5.763%	6/1/34	35,446	36,158 (a)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.694%)	5.661%	4/1/36	1,139	1,181 (a)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.745%)	5.858%	2/1/35	7,349	7,580 (a)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.770%)	5.770%	11/1/34	8,640	8,694 (a)
Federal National Mortgage Association (FNMA) (Enterprise 11th District COFI Replacement Index + 1.254%)	3.980%	10/1/27	15	15 (a)
Federal National Mortgage Association (FNMA) (Enterprise 11th District COFI Replacement Index + 1.254%)	4.365%	8/1/28	3,419	3,393 (a)
Total FNMA				42,036,488
GNMA — 6.7%
Government National Mortgage Association (GNMA) II	5.000%	11/20/54- 4/20/55	8,160,841	8,059,773
Government National Mortgage Association (GNMA) II	6.500%	6/20/55	3,226,216	3,345,571
Government National Mortgage Association (GNMA) II	6.000%	7/20/55- 8/20/55	8,009,551	8,186,918
Total GNMA				19,592,262

Total Mortgage-Backed Securities (Cost — $93,654,455)				93,856,787
Collateralized Mortgage Obligations(c) — 17.0%
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, KF30 A (30 Day Average SOFR + 0.484%)	4.076%	3/25/27	14,901	14,900 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, KF40 A (30 Day Average SOFR + 0.454%)	4.046%	11/25/27	71,806	71,692 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, KF43 A (30 Day Average SOFR + 0.354%)	3.946%	1/25/28	313,853	312,589 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, KF48 A (30 Day Average SOFR + 0.404%)	3.996%	6/25/28	211,962	211,161 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, KF56 A (30 Day Average SOFR + 0.674%)	4.266%	11/25/28	424,244	424,320 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, KF57 A (30 Day Average SOFR + 0.654%)	4.246%	12/25/28	539,917	539,525 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, KF59 A (30 Day Average SOFR + 0.654%)	4.246%	2/25/29	495,324	495,479 (a)
See Notes to Schedule of Investments.

Franklin Short Duration U.S. Government ETF 2026 Quarterly Report

 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(c) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, KF61 A (30 Day Average SOFR + 0.644%)	4.236%	3/25/29	$1,068,245	$1,067,274 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, KF63 A (30 Day Average SOFR + 0.554%)	4.146%	5/25/29	848,130	847,312 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, KF65 A (30 Day Average SOFR + 0.634%)	4.226%	7/25/29	456,933	456,774 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, KF67 A (30 Day Average SOFR + 0.634%)	4.226%	8/25/29	586,909	588,163 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, KF70 A (30 Day Average SOFR + 0.634%)	4.226%	9/25/29	218,472	218,286 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, KF75 AL (30 Day Average SOFR + 0.624%)	4.216%	12/25/29	831,033	832,006 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, KF77 AL (30 Day Average SOFR + 0.814%)	4.406%	2/25/27	582,611	582,954 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, KF78 AL (30 Day Average SOFR + 0.914%)	4.506%	3/25/30	893,983	897,181 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, KF79 AL (30 Day Average SOFR + 0.584%)	4.176%	5/25/30	539,510	539,074 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, KF80 AL (30 Day Average SOFR + 0.554%)	4.146%	6/25/30	856,571	855,286 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, KF81 AL (30 Day Average SOFR + 0.474%)	4.066%	6/25/27	205,629	205,602 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, KF82 AL (30 Day Average SOFR + 0.484%)	4.076%	6/25/30	785,465	783,665 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, KF83 AL (30 Day Average SOFR + 0.474%)	4.066%	6/25/30	405,491	404,838 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, KF84 AL (30 Day Average SOFR + 0.414%)	4.006%	7/25/30	716,658	714,040 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, KF85 AL (30 Day Average SOFR + 0.414%)	4.006%	8/25/30	53,215	53,017 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, KF86 AL (30 Day Average SOFR + 0.404%)	3.996%	8/25/27	620,428	619,793 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, KF88 AL (30 Day Average SOFR + 0.444%)	4.036%	9/25/30	460,956	460,162 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, KF89 AL (30 Day Average SOFR + 0.434%)	4.026%	9/25/30	1,043,537	1,039,037 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, KF94 AL (30 Day Average SOFR + 0.414%)	4.006%	11/25/30	415,718	413,343 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, KF96 AL (30 Day Average SOFR + 0.374%)	3.966%	12/25/30	600,116	596,433 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, KF98 AL (30 Day Average SOFR + 0.284%)	3.876%	12/25/30	481,295	480,208 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, KF99 AS (30 Day Average SOFR + 0.200%)	3.792%	12/25/30	941,085	930,104 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, KF129 AS (30 Day Average SOFR + 0.250%)	3.842%	1/25/29	311,741	309,829 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, KF130 AS (30 Day Average SOFR + 0.290%)	3.882%	1/25/29	1,969,103	1,959,260 (a)
See Notes to Schedule of Investments.

Franklin Short Duration U.S. Government ETF 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(c) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, KF132 AS (30 Day Average SOFR + 0.390%)	3.982%	2/25/32	$1,194,159	$1,187,216 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, KF135 AS (30 Day Average SOFR + 0.370%)	3.962%	5/25/29	1,624,145	1,620,355 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, KF137 AS (30 Day Average SOFR + 0.450%)	4.042%	4/25/32	1,365,049	1,359,604 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, KF138 AS (30 Day Average SOFR + 0.480%)	4.072%	6/25/32	1,878,446	1,870,851 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, KF139 AS (30 Day Average SOFR + 0.540%)	4.132%	6/25/32	1,900,346	1,899,457 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, KF160 AS (30 Day Average SOFR + 0.700%)	4.292%	10/25/30	684,883	686,279 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, KF163 AS (30 Day Average SOFR + 0.580%)	4.172%	4/25/34	969,615	975,340 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, KF164 AS (30 Day Average SOFR + 0.570%)	4.162%	10/25/34	1,718,119	1,717,737 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K-F112 AS (30 Day Average SOFR + 0.230%)	3.822%	4/25/31	496,046	491,590 (a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3736 FN (30 Day Average SOFR + 0.564%)	4.157%	10/15/40	736,928	732,478 (a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4952 PD, PAC	2.000%	2/25/50	726,258	605,194
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5009 BH	0.750%	5/25/44	1,179,280	937,329
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5438 FC (30 Day Average SOFR + 1.100%)	4.728%	8/25/54	247,089	249,284 (a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5517 FH (30 Day Average SOFR + 1.150%)	4.778%	3/25/55	750,041	756,975 (a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5537 FC (30 Day Average SOFR + 1.150%)	4.778%	5/25/55	1,035,042	1,047,496 (a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5568 FG (30 Day Average SOFR + 1.100%)	4.728%	8/25/55	1,019,792	1,029,660 (a)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 413 F23 (30 Day Average SOFR + 1.050%)	4.678%	5/25/54	446,285	449,636 (a)
Federal National Mortgage Association (FNMA) ACES, 2020-M42 A1	0.785%	7/25/30	221,180	219,725
Federal National Mortgage Association (FNMA) REMIC, 2011-96 FA (30 Day Average SOFR + 0.564%)	4.192%	10/25/41	770,372	768,615 (a)
Federal National Mortgage Association (FNMA) REMIC, 2013-3 BQ, PAC	1.750%	1/25/43	720,025	630,744
Federal National Mortgage Association (FNMA) REMIC, 2016-62 FH (30 Day Average SOFR + 0.514%)	4.142%	9/25/46	484,942	481,844 (a)
Federal National Mortgage Association (FNMA) REMIC, 2016-75 FC (30 Day Average SOFR + 0.514%)	4.142%	10/25/46	418,883	416,633 (a)
Federal National Mortgage Association (FNMA) REMIC, 2017-20 JA, PAC	3.000%	10/25/45	497,650	485,330
Federal National Mortgage Association (FNMA) REMIC, 2018-70 HF (30 Day Average SOFR + 0.464%)	4.092%	10/25/58	1,001,023	981,667 (a)
Federal National Mortgage Association (FNMA) REMIC, 2019-38 CF (30 Day Average SOFR + 0.564%)	4.192%	7/25/49	1,223,887	1,205,633 (a)
Federal National Mortgage Association (FNMA) REMIC, 2019-47 FB (30 Day Average SOFR + 0.514%)	4.142%	5/25/40	282,064	279,729 (a)
Federal National Mortgage Association (FNMA) REMIC, 2024-8 FA (30 Day Average SOFR + 1.050%)	4.678%	3/25/54	482,213	487,569 (a)
See Notes to Schedule of Investments.

Franklin Short Duration U.S. Government ETF 2026 Quarterly Report

 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(c) — continued
Federal National Mortgage Association (FNMA) REMIC, 2024-33 KF, PAC (30 Day Average SOFR + 0.950%)	4.578%	1/25/54	$376,085	$378,794 (a)
Federal National Mortgage Association (FNMA) REMIC, 2024-54 FC (30 Day Average SOFR + 0.970%)	4.598%	8/25/54	642,867	647,320 (a)
Federal National Mortgage Association (FNMA) REMIC, 2024-98 FA (30 Day Average SOFR + 1.150%)	4.778%	12/25/53	265,481	268,285 (a)
Federal National Mortgage Association (FNMA) REMIC, 2024-103 FB (30 Day Average SOFR + 0.950%)	4.578%	1/25/55	798,903	805,450 (a)
Federal National Mortgage Association (FNMA) REMIC, 2024-105 AF (30 Day Average SOFR + 1.050%)	4.678%	1/25/55	538,960	543,682 (a)
Federal National Mortgage Association (FNMA) REMIC, 2024-105 FC (30 Day Average SOFR + 1.000%)	4.628%	1/25/55	941,694	951,064 (a)
Federal National Mortgage Association (FNMA) REMIC, 2025-55 FG (30 Day Average SOFR + 1.100%)	4.728%	7/25/55	1,033,420	1,043,258 (a)
Federal National Mortgage Association (FNMA) REMIC, 2025-59 FD (30 Day Average SOFR + 1.100%)	4.728%	8/25/55	1,113,648	1,125,021 (a)
Government National Mortgage Association (GNMA), 2007-20 FM (1 mo. Term SOFR + 0.414%)	4.054%	4/20/37	832,845	824,369 (a)
Government National Mortgage Association (GNMA), 2010-12 FD (1 mo. Term SOFR + 0.714%)	4.348%	1/16/40	673,486	674,625 (a)
Government National Mortgage Association (GNMA), 2011-80 FC (1 mo. Term SOFR + 0.444%)	4.084%	6/20/41	1,165,866	1,156,743 (a)

Total Collateralized Mortgage Obligations (Cost — $50,526,504)				49,915,888
Total Investments before Short-Term Investments (Cost — $285,596,024)				284,746,636
			Shares
Short-Term Investments — 7.2%
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $21,108,902)	3.545%		21,108,902	21,108,902 (d)(e)
Total Investments — 104.1% (Cost — $306,704,926)				305,855,538
Liabilities in Excess of Other Assets — (4.1)%				(11,974,843)
Total Net Assets — 100.0%				$293,880,695

(a)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)	This security is traded on a to-be-announced (“TBA”) basis. At June 30, 2026, the Fund held TBA securities with a total cost of $14,055,234.
(c)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(d)	Rate shown is one-day yield as of the end of the reporting period.
(e)
In this instance, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At June 30, 2026, the total market value of investments in Affiliated Companies was $21,108,902 and the cost was $21,108,902 (Note 2).

See Notes to Schedule of Investments.

Franklin Short Duration U.S. Government ETF 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin Short Duration U.S. Government ETF
Abbreviation(s) used in this schedule:
ACES	—	Alternative Credit Enhancement Securities
IBOR	—	Interbank Offered Rate
PAC	—	Planned Amortization Class
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
STRIPS	—	Separate Trading of Registered Interest and Principal Securities
USD	—	United States Dollar
At June 30, 2026, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
U.S. Treasury 2-Year Notes	204	9/26	$42,126,930	$42,051,093	$(75,837)
U.S. Treasury 5-Year Notes	38	9/26	4,070,185	4,067,781	(2,404)
					(78,241)
Contracts to Sell:
U.S. Treasury Long-Term Bonds	28	9/26	3,137,027	3,178,000	(40,973)
U.S. Treasury Ultra 10-Year Notes	30	9/26	3,356,672	3,374,062	(17,390)
					(58,363)
Net unrealized depreciation on open futures contracts					$(136,604)
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Franklin Short Duration U.S. Government ETF 2026 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Franklin Short Duration U.S. Government ETF (the “Fund”) is a separate diversified investment series of Franklin ETF Trust (the “Trust”). The Trust, a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund is an actively managed exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
Shares of the Fund are listed and traded at market prices on NYSE Arca, Inc. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are created and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services –Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger

Franklin Short Duration U.S. Government ETF 2026 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
U.S. Government & Agency Obligations	—	$140,973,961	—	$140,973,961
Mortgage-Backed Securities	—	93,856,787	—	93,856,787
Collateralized Mortgage Obligations	—	49,915,888	—	49,915,888
Total Long-Term Investments	—	284,746,636	—	284,746,636
Short-Term Investments†	$21,108,902	—	—	21,108,902
Total Investments	$21,108,902	$284,746,636	—	$305,855,538
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$136,604	—	—	$136,604

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.

Franklin Short Duration U.S. Government ETF 2026 Quarterly Report

2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended June 30, 2026. The following transactions were effected in such company for the period ended June 30, 2026.

	Affiliate Value at March 31, 2026	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares	$24,470,970	$41,790,702	41,790,702	$45,152,770	45,152,770

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2026
Franklin Institutional U.S. Government Money Market Fund, Class A Shares	—	$152,467	—	$21,108,902

Franklin Short Duration U.S. Government ETF 2026 Quarterly Report